Financial assets and liabilities - Financing activity (Details) £ in Millions									1 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($)	Dec. 07, 2017 USD ($)	Jun. 12, 2017 USD ($)	Apr. 10, 2017 USD ($)	Mar. 09, 2017 EUR (€)	Mar. 09, 2017 USD ($)	Mar. 02, 2017 USD ($)	Jan. 30, 2017 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Aug. 01, 2017	Jun. 30, 2017 GBP (£)	Jun. 12, 2017 GBP (£)	Mar. 08, 2017 EUR (€)	Mar. 08, 2017 USD ($)
Financial assets and liabilities
Issuance of notes																	$ 9,463,000,000			$ 10,064,000,000
Repayment of principal amount outstanding										$ 443,000,000	$ 4,385,000,000		$ 2,604,000,000
Borrowing capacity available																	640,000,000			$ 814,000,000
6.000% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate	6.00%								6.00%									6.00%	6.00%	6.00%
Repayment of principal amount outstanding									$ 440,000,000
Aggregate principal amount																				$ 440,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Aggregate principal amount																	$ 770,000,000			$ 770,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate															7.125%	7.125%	7.125%	7.125%	7.125%	7.125%
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate															7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
6.625%/7.375% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Aggregate principal amount | €															€ 845,000,000			€ 845,000,000
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate															6.625%	6.625%	6.625%	6.625%	6.625%	6.625%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate															7.375%	7.375%	7.375%	7.375%	7.375%	7.375%
6.000% Senior Notes due 2025
Financial assets and liabilities
Stated interest rate															6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Aggregate principal amount																	$ 1,700,000,000			$ 1,700,000,000
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Stated interest rate															2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Aggregate principal amount | €															€ 750,000,000			€ 750,000,000
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate															4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
Aggregate principal amount																	$ 715,000,000			$ 715,000,000
4.750% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate															4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Aggregate principal amount | £																£ 400			£ 400
Global Asset Based Facility
Financial assets and liabilities
Borrowing capacity available																	$ 639,000,000			$ 813,000,000
Aggregate principal amount																	$ 739,000,000			$ 813,000,000
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate															4.625%	4.625%	4.625%	4.625%	4.625%	4.625%
Aggregate principal amount																	$ 1,000,000,000			$ 1,000,000,000
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate															4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Aggregate principal amount | €															€ 440,000,000			€ 440,000,000
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate															7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
Aggregate principal amount																	$ 1,650,000,000			$ 1,650,000,000
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate															6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Aggregate principal amount | €															€ 750,000,000			€ 750,000,000
Ardagh Group S.A. | 6.000% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate	6.00%								6.00%
Repayment of principal amount outstanding	$ 440,000,000
Ardagh Group S.A. | 6.000% Senior Notes due 2025
Financial assets and liabilities
Issuance of notes								$ 1,000,000,000																	$ 700,000,000
Stated interest rate								6.00%																6.00%	6.00%
Ardagh Group S.A. | First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Repayment of principal amount outstanding						$ 265,000,000		$ 845,000,000
Ardagh Group S.A. | 6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate							6.25%
Repayment of principal amount outstanding							$ 415,000,000
Ardagh Group S.A. | 2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Issuance of notes | €																								€ 750,000,000
Stated interest rate																								2.75%	2.75%
Ardagh Group S.A. | 4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Issuance of notes																									$ 715,000,000
Stated interest rate																								4.25%	4.25%
Ardagh Group S.A. | 4.250% First Priority Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate					4.25%	4.25%															4.25%
Repayment of principal amount outstanding | €					€ 750,000,000
Ardagh Group S.A. | Term Loan B Facility due 2019
Financial assets and liabilities
Repayment of principal amount outstanding						$ 663,000,000
Ardagh Group S.A. | 6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate				6.75%
Repayment of principal amount outstanding				$ 415,000,000
Ardagh Group S.A. | 4.750% Senior Notes due 2027
Financial assets and liabilities
Issuance of notes | £																							£ 400
Stated interest rate																						4.75%	4.75%
Aggregate principal amount | £																						£ 400
Ardagh Group S.A. | Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Repayment of principal amount outstanding			$ 500,000,000
Ardagh Group S.A. | Global Asset Based Facility
Financial assets and liabilities
Facility term		5 years
Maximum borrowing capacity		$ 850,000,000
Borrowing capacity available																				$ 813,000,000

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements